ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 6,527	$ 5,797	$ 5,315
General and administrative expenses	(6,527)	(5,797)	(5,315)
Salaries And Related Benefits [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	2,612	2,073	2,689
General and administrative expenses	(2,612)	(2,073)	(2,689)
Professional Fees And Office Expenses [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	2,140	2,023	2,638
General and administrative expenses	(2,140)	(2,023)	(2,638)
Depreciation [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	212	185	141
General and administrative expenses	(212)	(185)	(141)
Travel [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	131	27	16
General and administrative expenses	(131)	(27)	(16)
Allowance For Doubtful Account [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	564	570	145
General and administrative expenses	(564)	(570)	(145)
Share Based Payment [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	868	919	24
General and administrative expenses	$ (868)	$ (919)	$ (24)